UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Geologic Resource Partners LLC

Address:    535 Boylston Street
            Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George R. Ireland
Title:  Principal of GRI Holdings LLC, the Managing Member
Phone:  617-424-9900


Signature, Place and Date of Signing:


   /s/ George R. Ireland      Boston, Massachusetts          5/15/06
   ---------------------      ---------------------        ----------------
       [Signature]                [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $109,013
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.         Form 13-F File Number      Name
---         ---------------------      -----

1.          28-10808                   Sun Valley Gold LLC

2.          28-11774                   Geologic Resource Fund Ltd.

                                   FORM 13F INFORMATION TABLE




COLUMN 1                     COLUMN  2    COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                             TITLE                    VALUE     SHRS OR    SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION    MGRS    SOLE    SHARED     NONE
--------------               --------    -----       --------   -------    --- ----   ----------    ----    ----    ------     ----
Arch Coal Inc.               COM         039380100     2,005       26,400  SH         SHARED-OTHER  1, 2               26,400
Aurizon Mines Ltd.           COM         05155P106     8,177    3,527,800  SH         SHARED-OTHER  1, 2            3,527,800
Cambior Inc.                 COM         13201L103     1,543      467,520  SH         SHARED-OTHER  1, 2              467,520
Cameco Corp.                 COM         13321l108     6,844      190,516  SH         SHARED-OTHER  1, 2              190,516
Crystallex Intl Corp.        COM         22942F101     3,637      884,865  SH         SHARED-OTHER  1, 2              884,865
Gammon Lake Res Inc.         COM         364915108     3,233      178,600  SH         SHARED-OTHER  1, 2              178,600
Kimber Res Inc.              COM         49435N101     7,391    2,469,100  SH         SHARED-OTHER  1, 2            2,469,100
Miramar Mining Corp          COM         60466E100     8,544    2,529,039  SH         SHARED-OTHER  1, 2            2,529,039
New Gold  Inc. CDA           COM         644535106     4,856      522,100  SH         SHARED-OTHER  1, 2              522,100
Peabody Energy Corp.         COM         704549104     6,841      135,700  SH         SHARED-OTHER  1, 2              135,700
Peru Copper Inc.             COM         715455101     5,411    2,144,500  SH         SHARED-OTHER  1, 2            2,144,500
Randgold Resources Ltd.      ADR         752344309     6,683      367,786  SH         SHARED-OTHER  1, 2              367,786
Rio Narcea Gold Mines Inc.   COM         766909105    12,318    6,344,400  SH         SHARED-OTHER  1, 2            6,344,400
Silver Wheaton Corp.         COM         828336107     5,971      559,400  SH         SHARED-OTHER  1, 2              559,400
Titanium Metals Corp.        COM NEW     888339207    10,563      217,570  SH         SHARED-OTHER  1, 2              217,570
Western Silver Corp          COM         959531104     5,907      251,700  SH         SHARED-OTHER  1, 2              251,700
Yamana Gold Inc.             COM         98462Y100     9,091      988,725  SH         SHARED-OTHER  1, 2              988,725



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